Debt - Interest rates (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Effective interest rate, excluding commitment fees	7.54%	7.83%	4.38%
Effective interest rate, weighted average	7.54%	5.80%	1.61%
Minimum [Member]
Interest rates (SOFR)	4.69%	4.50%	0.10%
Maximum [Member]
Interest rates (SOFR)	5.37%	5.36%	4.50%